Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of pre-tax loss
The components of pre-tax loss are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
U.S.	$(3,312,041)	$(1,540,919)	$(2,497,989)
Non-U.S.	(1,316,090)	(2,273,432)	(1,231,261)
Total pre-tax loss	$(4,628,131)	$(3,814,351)	$(3,729,250)

Components of income tax provision (benefit)
The components of income tax provision (benefit) are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Current tax provision (benefit):
Federal	$—	$—	$—
State and local	—	—	—
Non-U.S.	3,331	20,456	49,371
Total current tax provision	3,331	20,456	49,371
Deferred tax provision (benefit):
Federal	(65)	(118)	(148)
State and local	308	(324)	(510)
Non-U.S.	(110)	(508)	(3,076)
Total deferred tax provision (benefit)	133	(950)	(3,734)
Income tax provision (benefit)	$3,464	$19,506	$45,637

Reconciliation of effective tax rate	The reconciliation of the U.S. Federal statutory rate to the Company's effective tax rate is as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019(1)
Income tax provision (benefit) at the U.S. Federal tax rate	$(971,908)	$(801,014)	$(783,143)
State income taxes, inclusive of valuation allowance	628	(256)	(403)
Withholding tax	2,304	8,350	13,712
Foreign rate differential	(46,798)	(39,240)	(23,087)
Stock-based compensation	5,815	30,567	13,772
Non-deductible compensation	89,941	—	—
Non-deductible expenses	29,533	15,056	13,333
Non-deductible financial instrument expense	118,061	(136,753)	(15,402)
Goodwill Impairment	—	1,492	39,482
Rate Change	(528,448)	(143,058)	10,259
ChinaCo Deconsolidation	—	286,637	—
Finite-Lived Intangible	(282,823)	—	(1,191,728)
Other, net	(19,360)	54,609	(3,298)
Valuation allowance	1,606,519	743,116	1,972,140
Income tax provision (benefit)	$3,464	$19,506	$45,637

(1)Certain lines from the prior years have been reclassified to align with the 2021 presentation with no impact to the Income tax provision (benefit) amount.

Components of deferred tax assets and liabilities	The components of deferred tax assets and liabilities are as follows:

	December 31,
(Amounts in thousands)	2021	2020
Deferred tax assets:
Investment in partnership	$585,889	$488,786
Deferred rent	196,597	136,502
Property and Equipment	159,589	71,353
Accrued expenses	8,288	11,527
Stock-based compensation	9,511	8,107
Deferred financing obligation	2,080	2,546
Unrealized (gain) loss on foreign exchange	9,663	3,634
Net operating loss	3,055,131	2,033,703
Capital Loss	25,770	40,677
Finite-lived intangibles	1,782,602	1,259,586
Interest	21,482	6,989
Lease Liability	2,489,762	2,636,664
Other	16,500	14,515
Total deferred tax assets	8,362,864	6,714,589
Valuation allowance	(5,775,391)	(4,057,892)
Total net deferred tax assets	2,587,473	2,656,697
Deferred tax liabilities:
Deferred Rent	(931)	(755)
Accrued Expenses	(5,612)	(2,206)
Unrealized (Gain)/Loss on foreign exchange	(1,774)	(7,655)
Property and equipment	(49,630)	(10,969)
Finite-lived intangibles	(288)	(264)
Right-of-Use Asset	(2,477,219)	(2,630,343)
Other	(50,746)	(3,128)
Total deferred tax liabilities	(2,586,200)	(2,655,320)
Net deferred tax asset(1)	$1,273	$1,377

(1)As of December 31, 2021, 2020 and 2019, $1.3 million, $1.4 million and $1.2 million net deferred tax asset is included as a component of other assets on the accompanying consolidated balance sheet,respectively.